Fair Value Measurement - Other Fair Value Measurements - Additional Information (Detail) - USD ($)				9 Months Ended		12 Months Ended
	Feb. 13, 2015	Feb. 09, 2015	Feb. 10, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2013	Jul. 30, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Purchase of common stock by underwriters to cover overallotments, number of shares	1,200,000		285,000			285,000
Purchase of common stock by underwriters to cover overallotments, grant date fair value		$ 7,690,395		$ 7,690,395		$ 202,143
Issuance of warrants to purchase shares of common stock, grant date fair value		$ 1,627,396		$ 1,627,396		$ 544,116
Overallotment issued to underwriter to purchase common stock, period		45 days	45 days	45 days		45 days
Issuance of warrants to purchase shares of common stock	1,200,000
Warrant term	5 years		5 years	5 years
Purchase of common stock by underwriters to cover overallotments, per share	$ 1.25		$ 9.30
Common stock, par value	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
April 2014 Credit Facility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Issuance of warrants to purchase shares of common stock, grant date fair value					$ 233,107	$ 233,107
Warrant issued to lender						52,966
Warrant term						10 years
Aegis Capital Corp. [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Purchase of common stock by underwriters to cover overallotments, grant date fair value			$ 202,143
Issuance of warrants to purchase shares of common stock, grant date fair value			$ 544,116
Issuance of warrants to purchase shares of common stock	8,000,000		95,000			95,000